INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Income tax rate	27.00%	27.00%	27.00%	23.00%
Non-capital losses available to offset future year taxable income
Canada [member]
IfrsStatementLineItems [Line Items]
Non-capital losses available to offset future year taxable income	$ 46,793,030